Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail 1) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional charges to profit or loss		₱ 13,924
Bottom of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Amortization period of subscriber contract costs	3 years
Top of range [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Amortization period of subscriber contract costs	6 years
Three G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			₱ 9,421
Enterprise-wide Network Asset Physical Verification Activity [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			3,044
Softwares and Related Services Upgraded [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			2,122
PLDT Communications and Energy Ventures, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			1,844
Network Equipment [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			34,773
Transport Network Transformation [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized	₱ 5,686
Two G Technology Related Equipment
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Additional depreciation recognized			₱ 87
Information Technology Assets and General Computers and Peripherals [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Depreciation that would have been increased if assets had been depreciated using original estimated useful life		₱ 934